Fair Value of Financial Instruments - Summary of Financial Assets (Detail) - Fair Value, Measurement, Recurring - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Level 1
Assets:
Total assets	$ 353,857	$ 67,119	$ 59,630
Liabilities:
Contingent consideration (included in other long-term liabilities)	0	0
Total liabilities	0	0
Level 1 | Money Market Funds
Assets:
Money market accounts (included in cash and cash equivalents)	353,857	67,119	59,630
Level 2
Assets:
Total assets	0	0	0
Liabilities:
Contingent consideration (included in other long-term liabilities)	0	0
Total liabilities	0	0
Level 2 | Money Market Funds
Assets:
Money market accounts (included in cash and cash equivalents)	0	0	0
Level 3
Assets:
Total assets	0	0	0
Liabilities:
Contingent consideration (included in other long-term liabilities)	209	195
Total liabilities	209	195
Level 3 | Money Market Funds
Assets:
Money market accounts (included in cash and cash equivalents)	$ 0	$ 0	$ 0